October 15, 2014

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Mid Cap Value Fund

Supplement to Statement of Additional Information Dated January 30, 2014

Change in Portfolio Management Team

On October 10, 2014, R. Todd Vingers, CFA and Jay Willadsen, CFA replaced Donald Cleven, CFA as portfolio manager of the Touchstone Mid Cap Value Fund (the “Fund”), which is sub-advised by Lee Munder Capital Group, LLC (“LMCG”).  All references to Donald Cleven contained in the Statement of Additional Information (“SAI”) are replaced with R. Todd Vingers and Jay Willadsen.  Mr. Vingers joined LMCG in 2002 as Value Team Leader and portfolio manager.  Mr. Willadsen joined LMCG in 2003 as a research analyst.  Previously, Mr. Vingers served as portfolio manager at American Century Investments and Mr. Willadsen served as a research analyst at Independence Investments.

The Sub-Advisors and Portfolio Managers

In the section of the SAI, “The Sub-Advisors and Portfolio Managers,” the information relating to Mr. Cleven in the sub-section “Mid Cap Value Fund—Lee Munder Capital Group, LLC” is replaced with the following:

Mid Cap Value Fund

Lee Munder Capital Group, LLC.

Portfolio Manager/Types of Accounts	Total Number of Other Accounts Managed	Total Other Assets (million)	Number of Other Accounts Managed Subject to a Performance Based Advisory Fee	Total Other Assets Managed subject to a Performance Based Advisory Fee (million)
R. Todd Vingers
Registered Investment Companies	11	$ 1,147.4	0	0
Other Pooled Investment Vehicles	18	$ 444.1	0	0
Other Accounts	85	$ 1,328.8	3	$66.7
Jay C. Willadsen
Registered Investment Companies	4	$ 358.8	0	0
Other Pooled Investment Vehicles	13	$ 213.9	0	0
Other Accounts	23	$ 190.8	0	0

Ownership of Shares of the Fund.

The following table indicates for the Fund the dollar range of shares beneficially owned by Mr. Vingers and Mr. Willadsen as of October 14, 2014:

Portfolio Manager	Dollar Range of Beneficial Ownership
R. Todd Vingers	$100,000-$500,000
Jay C. Willadsen	$100,000-$500,000

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Phone: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-56-TFGT-SAI-S5-1410